Loan Payable	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Debt Disclosure [Abstract]
Loan Payable

NOTE 10 LOAN PAYABLE

In January 2019, and in connection with the Company’s insurance policy, a loan of $292,500 was used to finance part of the premium. There are ten monthly payments of $29,687 and the interest rate is 3.3% per annum. The balance as of September 30, 2019 and March 31, 2019 was $88,582 and $263,604, respectively.

NOTE 10 LOAN PAYABLE

In January 2019, connection with the Company’s insurance policy, a loan of $292,500 was used to finance part of the premium. There are ten monthly payments of $29,687 and the interest rate is 3.3% per annum.